DUE TO ALSET INC (Details Narrative) - USD ($)	Jun. 30, 2024	Apr. 24, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Line of credit facility maximum borrowing capacity		$ 1,000,000
Credit Facility Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit facility maximum borrowing capacity		$ 1,000,000
Line of credit	$ 300,000
Accrued interest	1,044
Alset Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	$ 503,659		$ 202,645	$ 202,644